Related Party Transactions - Founder Shares (Details) - Cik 0001821171_qell acquisition corp Member					5 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 D shares	Oct. 02, 2020 $ / shares shares	Aug. 07, 2020 USD ($) shares	Dec. 31, 2020 USD ($) D $ / shares shares	Sep. 30, 2020 $ / shares	Sep. 26, 2020 $ / shares	Aug. 31, 2020 $ / shares
Related Party Transaction [Line Items]
Issuance of ordinary shares, value | $	$ 25,000				$ 25,000
Over-allotment
Related Party Transaction [Line Items]
Weighted average shares subject to forfeiture				3,261
Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares issued					9,487,500
Issuance of ordinary shares, value | $					$ 949
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	9,487,500				9,487,500
Common shares, shares outstanding	9,487,500				9,487,500
Sponsor
Related Party Transaction [Line Items]
Number of shares issued		25,000		25,000
Issuance of ordinary shares, value | $				$ 25,000
Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Weighted average shares subject to forfeiture			0
Founder Shares | Class B ordinary shares
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001				$ 0.0001
Weighted average shares subject to forfeiture	1,237,500				1,237,500
Common shares, shares outstanding	9,487,500				9,487,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Share dividend				1.00
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days